Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Unaudited Parent Company Condensed Balance Sheets - Parent [Member] ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents		¥ 14,846	$ 2,091
Other current assets		138,693	19,535
Investment in subsidiaries		153,811	21,664	165,937
TOTAL ASSETS		307,350	43,290	165,937
LIABILITIES
Account payable		679	97
TOTAL LIABILITIES		679	97
SHAREHOLDERS’ EQUITY:
Ordinary shares (US$0.0000001 par value; 500,000,000,000 shares authorized; 50,000,000 and 124,314,045 issued and outstanding as of December 31, 2023 and 2023, respectively*)	[1]
Additional paid-in capital		479,400	67,522	319,775
Translation reserve		446	63
Accumulated deficit		(173,176)	(24,392)	(153,838)
TOTAL SHAREHOLDERS’ EQUITY		306,670	43,193	165,937
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		¥ 307,350	$ 43,290	¥ 165,937

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorized share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.